Submission	Oct. 09, 2025
Submission [Line Items]
Central Index Key	0002061670
Registrant Name	Monroe Capital Enhanced Corporate Lending Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A